Expenses by nature	12 Months Ended
Dec. 31, 2023
Expenses by nature
Expenses by nature

7Expenses by nature

Included within administrative expenses and research and development expenses are the following expenses.

	2023	2022	2021
	£ 000	£ 000	£ 000
Research and development staff costs	23,830	17,580	12,913
Research and development consultancy	16,193	18,004	4,678
Research and development components, parts and tooling	25,350	13,545	6,700
Total research and development expenses	65,373	49,129	24,291
Administrative staff costs	9,616	8,014	3,317
Share based payment expenses (note 23)	8,816	23,189	111,996
Warrant expenses	—	—	111,611
Consultancy costs	1,914	2,479	13,144
Legal and financial advisory costs	2,296	2,949	7,350
HR advisory and recruitment costs	968	2,089	2,150
IT hardware and software costs	6,314	4,348	1,506
Related party administrative expenses	83	83	108
Insurance expenses	2,110	2,698	195
Marketing costs	688	1,728	3,918
Other administrative expenses	3,512	2,042	1,105
Premises expenses	1,870	1,614	360
Depreciation expense	892	577	377
Amortization expense	1,164	1,195	387
Depreciation on right of use property assets	658	411	176
Goodwill impairment	—	1,473	—
Stamp Duty		—	6,669
Total administrative expenses	40,900	54,889	264,369
Total administrative & research and development expenses	106,274	104,018	288,660

Staff costs relate primarily to salary and salary - related expenses, including social security and pension contributions. Staff costs exclude share-based payments.

Share based payment expense primary relates to both R&D staff and administrative staff and includes the following:

	2023	2022	2021
	£ 000	£ 000	£ 000
Enterprise Management Incentive	732	7,858	156
2021 Incentive Plan	8,084	14,512	—
Issuance of Z-Shares to American	—	—	16,739
Capital reorganization	—	—	84,712
Issuance of shares to suppliers and partners	—	819	10,389
	8,816	23,189	111,996

Enterprise Management Incentive and 2021 Incentive Plan

The Group operates an Enterprise Management Incentive (“EMI”) scheme, being a tax advantaged share scheme that can be operated by qualifying companies. This scheme was modified during the year ended December 31, 2022 to reflect the revised capital structure of the Company following completion of the Business Combination. As part of this modification, all option holders exchanged their options held in VAGL for newly issued options in the Company.

7Expenses by nature (continued)

Also, during the year ended December 31, 2022 the Board of Directors adopted the “2021 Incentive Award Plan” in order to facilitate the grant of cash and equity incentives to employees.

The impact of both the modification of the EMI scheme and the adoption of the 2021 Incentive Aware Plan is reflected in these financial statements – see note 23 for further details.

Issuance of Z-Shares to American

On June 10, 2021, VAGL and American executed a subscription agreement by which American subscribed for 5,804 class Z-Shares of VAGL for total consideration of £0.06. Z-Shares refer to Z ordinary shares of £0.00001 par value that did not carry the right to receive distributions.Upon closing of the Business Combination, American exchanged 100% of its class Z-Shares for 6,125,000 common shares of the Company.

Two probability weighted scenarios were considered: a) the Z-Shares convert into to 6,125,000 shares in the Company, subject to lock up and call option, or b) they remain shares of VAGL if the business combination did not complete.

	Business combination	Business combination does
	completes	not complete
	£’000	£’000
Fair value of Z-Shares as at June 10, 2021	21,984	2,558

The probability weighted calculation as at June 10, 2021 concluded that Business Combination was likely to be completed, giving a valuation of £16,739 thousand, recognized as an expense and within share premium of VAGL.

Capital reorganization

The difference in the fair value of the shares issued by the Company over the value of the net monetary assets of Broadstone represented a listing service, recognized as an expense upon consummation of the Business Combination.

2021
£’000
Market value of 9,203,984 ordinary shares ($10.68 per share)	74,265
Cash acquired	4,728
Warrants acquired (15,701,067 warrants at $1.04 per warrant)	(11,997)
Accounts payable acquired	(2,289)
Add net liabilities acquired	(9,558)
Foreign exchange differences	671
Charge for listing services	83,152

A total charge of £84,712 thousand was recognized, which also includes £1,572 thousand in relation to the issuance of private options to MWC.

Issuance of shares to suppliers and partners

Upon consummation of the Business Combination the Company recognized an expense of £10,389 thousand in relation to the issuance of shares to certain suppliers and partners for net proceeds below market value.